UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22528
                                                    -----------

                     First Trust Energy Infrastructure Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                     Date of reporting period: May 31, 2013
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                  FIRST TRUST
                              -------------------
                                  E N E R G Y
                                 INFRASTRUCTURE
                              -------------------
                                      FUND

                                                                     SEMI-ANNUAL
                                                                          REPORT
                                                              For the Six Months
                                                              Ended May 31, 2013


                                                                     FIRST TRUST

                                                     ENERGY INCOME PARTNERS, LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST ENERGY INFRASTRUCTURE FUND (FIF)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2013

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  3
Portfolio of Investments.....................................................  5
Statement of Assets and Liabilities..........................................  9
Statement of Operations...................................................... 10
Statements of Changes in Net Assets.......................................... 11
Statement of Cash Flows...................................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 14
Additional Information....................................................... 20


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust Energy Infrastructure Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of EIP are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST ENERGY INFRASTRUCTURE FUND (FIF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                  MAY 31, 2013


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Energy Infrastructure Fund (the "Fund").

The report you hold contains detailed information about your investment, a portfolio commentary from the Fund's management team that provides a recap of the period, a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust Advisors L.P. ("First Trust").

The six months covered by this report have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 16.43% during the period, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. As I have written many times, First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST ENERGY INFRASTRUCTURE FUND
"AT A GLANCE"
AS OF MAY 31, 2013 (UNAUDITED)

------------------------------------------------------------------
FUND STATISTICS
------------------------------------------------------------------
Symbol on New York Stock Exchange                              FIF
Common Share Price                                          $23.08
Common Share Net Asset Value ("NAV")                        $23.86
Premium (Discount) to NAV                                    (3.27)%
Net Assets Applicable to Common Shares                $418,676,706
Current Monthly Distribution per Common Share (1)          $0.1100
Current Annualized Distribution per Common Share           $1.3200
Current Distribution Rate on Closing Common Share Price (2)   5.72%
Current Distribution Rate on NAV (2)                          5.53%
------------------------------------------------------------------

------------------------------------------------------------------
         COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
------------------------------------------------------------------
            Common Share Price    NAV
11/12       21.26                 22.74
            21.57                 22.47
            21.40                 22.40
            21.94                 22.19
            20.70                 21.47
12/12       20.43                 20.93
            22.19                 22.34
            22.10                 22.53
            22.35                 22.87
1/13        22.32                 23.13
            22.64                 23.35
            22.73                 23.37
            23.00                 23.34
2/13        22.84                 23.38
            23.61                 23.38
            23.05                 23.78
            22.87                 23.87
            23.07                 24.38
3/13        23.83                 24.94
            23.36                 24.48
            24.69                 24.96
            24.23                 24.94
4/13        24.79                 25.11
            24.70                 25.02
            25.32                 25.26
            25.21                 25.35
            24.75                 25.07
5/13        23.08                 23.86


------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------
                                                                                    Average Annual
                                                                                     Total Return
                                                                                 ---------------------
                                              6 Months Ended      1 Year Ended   Inception (9/27/2011)
                                                5/31/2013          5/31/2013         to 5/31/2013
FUND PERFORMANCE (3)
NAV                                               13.24%             21.31%             23.95%
Market Value                                      16.72%             26.17%             18.23%

INDEX PERFORMANCE
Philadelphia Stock Exchange Utility Index          8.25%              7.02%              9.04%
Alerian MLP Total Return Index                    14.68%             28.61%             22.76%
Blended Benchmark (4)                             11.63%             17.63%             16.05%
------------------------------------------------------------------------------------------------------


----------------------------------------------------------
                                                % OF TOTAL
INDUSTRY CLASSIFICATION                        INVESTMENTS
----------------------------------------------------------
Pipelines                                         51.9%
Electric Power                                    33.6
Propane                                            5.4
Coal                                               2.8
Marine                                             2.7
Natural Gas Utility                                1.4
Gathering & Processing                             0.8
Other                                              1.4
----------------------------------------------------------
                                        Total    100.0%
                                                 ======


----------------------------------------------------------
                                                % OF TOTAL
TOP 10 HOLDINGS                                INVESTMENTS
----------------------------------------------------------
Enbridge Energy Management, LLC                    8.5%
Kinder Morgan Management, LLC                      7.7
Southern (The) Co.                                 5.0
Kinder Morgan, Inc.                                4.2
NextEra Energy, Inc.                               4.1
Dominion Resources, Inc.                           3.7
Duke Energy Corp.                                  3.4
Spectra Energy Corp.                               3.3
TransCanada Corp.                                  3.2
Northeast Utilities                                3.0
----------------------------------------------------------
                                        Total     46.1%
                                                 ======



(1) Most recent distribution paid or declared through 5/31/2013. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 5/31/2013. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) The blended benchmark consists of the following: Philadelphia Stock Exchange Utility Index (50%) and Alerian MLP Total Return Index (50%).

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                  FIRST TRUST ENERGY INFRASTRUCTURE FUND (FIF)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2013

                                  SUB-ADVISOR


ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP"), located in Westport, CT, was founded in 2003 to provide professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities and Canadian income trusts and their successor companies (collectively, "Canadian Income Equities"). EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, power transmission, petroleum storage and terminals that receive fee-based or regulated income from their corporate customers. EIP manages or supervises approximately $3.9 billion of assets as of May 31, 2013. Private funds advised by EIP include a partnership for U.S. high net worth individuals and a master-and-feeder fund for institutions. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. EIP is a registered investment advisor and serves as a sub-advisor to two closed-end management investment companies in addition to the First Trust Energy Infrastructure Fund ("FIF" or the "Fund") and an actively managed exchange-traded fund (ETF).

                           PORTFOLIO MANAGEMENT TEAM

     JAMES J. MURCHIE                                          EVA PAO
     PORTFOLIO MANAGER                                  CO-PORTFOLIO MANAGER
    FOUNDER AND CEO OF                                      PRINCIPAL OF
ENERGY INCOME PARTNERS, LLC                          ENERGY INCOME PARTNERS, LLC

                                   COMMENTARY

FIRST TRUST ENERGY INFRASTRUCTURE FUND

The investment objective of the Fund is to seek a high level of total return with an emphasis on current distributions paid to shareholders. The Fund pursues its objective by investing primarily in securities of companies engaged in the energy infrastructure sector. These companies principally include publicly-traded master limited partnerships ("MLPs"), MLP affiliates, Canadian Income Equities, pipeline companies, utilities and other infrastructure related companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies"). Under normal market conditions, the Fund invests at least 80% of its managed assets (total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowing) in securities of Energy Infrastructure Companies. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

As measured by the Alerian MLP Total Return Index ("AMZX") and the Philadelphia Stock Exchange Utility Index ("UTY"), the total return for energy-related MLPs and utilities over the semi-annual period ended May 31, 2013, was 14.68% and 8.25%, respectively. These figures are according to data collected from several sources, including Alerian Capital Management and Bloomberg. While in the short term, share appreciation of Energy Infrastructure Companies can be volatile, we believe that over the longer term, share appreciation will approximate growth in per share quarterly cash distributions and dividends. Over the last 10 years, growth in per share MLP distributions and utility dividends has averaged 6.8% and 5.2%, respectively. Over the last 12 months, the cash distributions of MLPs and utilities increased by about 7.8% and 6.5%, respectively (Source: Alerian Capital Management and Bloomberg).

PERFORMANCE ANALYSIS

On a Net Asset Value ("NAV") basis, the Fund provided a total return(1) of 13.24%, including the reinvestment of dividends, for the semi-annual period ended May 31, 2013. This compares, according to collected data, to a total return of 11.63% for the average of the two benchmarks (14.68% for AMZX and 8.25% UTY). Unlike the Fund, the indices do not incur fees and expenses. On a market value basis, the Fund had a total return, including the reinvestment of dividends, of 16.72% for the semi-annual period ended May 31, 2013. The Fund's


(1) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

discount to NAV narrowed over the course of the period. On May 31, 2013, the Fund was priced at $23.08, while the NAV was $23.86, a discount of 3.27%. On November 30, 2012, the Fund was priced at $21.34, while the NAV was $22.74, a discount of 6.16%.

The Fund declared regular monthly Common Share distributions of $0.1085 per share for December 2012 and $0.11 per share for each month from January through May 2013. In addition, the Fund declared a short-term capital gain of $0.988 per share and a long-term capital gain of $0.095 per share in December 2012. The outperformance of the Fund's NAV relative to the 11.63% average of the AMZX and UTY benchmarks was driven by outperforming positions that made up a larger portion of the Fund than of the respective benchmarks. The companies held by the Fund tended to have non-cyclical and/or regulated businesses like pipelines, power transmission and distribution and storage terminals, while the benchmarks included numerous companies that operated businesses whose earnings and cash flows were more cyclical. This approach had a favorable impact on performance relative to the benchmarks over the reporting period.

An important factor that affected the return of the Fund was its use of financial leverage through the use of a line of credit. The Fund has a committed facility agreement with The Bank of Nova Scotia with a maximum commitment amount of $165,000,000. The Fund uses leverage because its managers believe that, over time, leverage can enhance total return for common shareholders. However, the use of leverage can also increase the volatility of the NAV and therefore volatility of the share price. For example, if the prices of securities held by the Fund decline, the effect of changes in Common Share NAV and common shareholder total return is magnified by the use of leverage, and conversely, leverage may enhance Common Share returns during periods when the prices of securities held by the Fund generally are rising. Unlike the Fund, AMZX and UTY are not leveraged. Leverage had a positive impact on the performance of the Fund over this reporting period.

MARKET AND FUND OUTLOOK

The MLP asset class has experienced 7 IPOs so far in 2013, as of May 31, 2013. There was a healthy level of secondary financing activity for MLPs during the reporting period, as they continued to fund their ongoing investments in new pipelines, processing and storage facilities. There have been 33 secondary equity offerings in 2013 through May 31, 2013, which raised $9.6 billion in proceeds. In 2012, there were a total of 67 secondary equity offerings for MLPs that raised $25.0 billion. MLPs also found access to the public debt markets, raising $7.1 billion in 7 offerings in 2013 through May 31, 2013. This compares to $18.2 billion in 2012 (Source: Barclays Capital). The combination of equity and debt raised in 2012 of approximately $43 billion represents approximately 11% of the roughly $389 billion MLP market cap.

Capital spending for utilities continues to increase. As measured by UTY, capital expenditures for the power utility industry have grown from $77 billion in 2011 to $80 billion in 2012. This growth in expenditures is in response to needs such as reliability, interconnection, modernization and growing demand. These capital investments are supported, in part, by federal and state regulation, which allows companies to recoup investments made in their rate structure.

The Fund continues to aim to be invested in Energy Infrastructure Companies with mostly non-cyclical cash flows, investment-grade ratings, conservative balance sheets, modest and/or flexible organic growth commitments and liquidity on their revolving lines of credit. Since the Fund invests in securities that tend to have high dividend payout ratios (as measured versus earnings), securities with unpredictable cyclical cash flows make them a poor fit with the portfolio, in the opinion of the Sub-Advisor. While there are some businesses within the Fund's portfolio whose cash flows are cyclical, they are usually small and analyzed in the context of each company's financial and operating leverage and payout ratio.

MLPs continue to play an integral role in the restructuring of more diversified energy conglomerates. This restructuring includes the creation by these more diversified conglomerates of MLP subsidiaries that contain assets such as pipelines and storage terminals. It also includes the divestiture by some of the parent companies of most or all of their cyclical businesses, leaving the parent company looking very similar to an old-fashioned pipeline utility with a large holding in a subsidiary MLP. Diversified energy conglomerates are doing this so that their regulated infrastructure assets with predictable cash flows may be better valued by the market, resulting in a better financing tool to raise capital for the new energy infrastructure projects related to the rapid growth of North American oil and gas production and the need to upgrade the power grid.

In the opinion of the Sub-Advisor, the total return proposition of owning energy-related infrastructure MLPs has been and continues to be their yield plus their growth in dividends. The yield of the MLPs, weighted by market capitalization, on May 31, 2013, was 5.87% based on AMZX, and for utilities, was 4.17%, as measured by UTY. The growth in the quarterly cash distributions that make up this yield has averaged 6.8% annually over the last ten years for MLPs and 5.2% for utilities. While it is uncertain what these growth rates will be in the future, in the opinion of the Sub-Advisor, growth will continue to be driven by three factors: 1) modest increases in volume growth from both demand for energy and increases in North American oil and gas production; 2) inflation, cost escalators and cost pass-throughs in pipeline and power transmission tariffs and contracts; and 3) accretion from profitable capital projects and acquisitions.

FIRST TRUST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2013 (UNAUDITED)

  SHARES/
   UNITS                         DESCRIPTION                          VALUE
------------  --------------------------------------------------  --------------
COMMON STOCKS - 100.2%

              ELECTRIC UTILITIES - 28.6%
     285,800  Duke Energy Corp. (a) ............................  $  19,128,594
     214,400  Emera, Inc. (CAD) (a) ............................      7,293,840
     338,650  Exelon Corp.......................................     10,613,291
     170,800  Fortis, Inc. (CAD) (a) ...........................      5,438,252
     108,600  ITC Holdings Corp. (a) ...........................      9,401,502
     303,300  NextEra Energy, Inc...............................     22,935,546
     403,600  Northeast Utilities (a) ..........................     16,818,012
     636,900  Southern (The) Co. (a) ...........................     27,959,910
                                                                  -------------
                                                                    119,588,947
                                                                  -------------
              GAS UTILITIES - 7.8%
      50,800  Atmos Energy Corp. (a) ...........................      2,144,776
     119,385  Laclede Group, Inc. (a) ..........................      5,650,492
     375,500  Questar Corp......................................      9,128,405
     415,479  UGI Corp. (a) ....................................     15,867,143
                                                                  -------------
                                                                     32,790,816
                                                                  -------------
              MULTI-UTILITIES - 16.4%
      51,600  ATCO, Ltd. (CAD) (a) .............................      4,628,695
      54,500  Canadian Utilities, Ltd. (CAD) (a) ...............      4,000,960
     259,600  Centerpoint Energy, Inc. (a) .....................      6,017,528
     366,900  Dominion Resources, Inc...........................     20,748,195
     237,000  National Grid PLC, ADR (a) .......................     14,115,720
     329,400  NiSource, Inc.....................................      9,463,662
      34,000  Sempra Energy (a) ................................      2,764,200
     175,100  Wisconsin Energy Corp. (a) .......................      7,145,831
                                                                  -------------
                                                                     68,884,791
                                                                  -------------
              OIL, GAS & CONSUMABLE FUELS - 47.4%
   1,599,425  Enbridge Energy Management, LLC (a) (b) ..........     47,566,906
     508,600  Enbridge Income Fund Holdings, Inc. (CAD) (a) ....     12,406,553
     258,569  Enbridge, Inc. (a) ...............................     11,172,766
      99,300  Keyera Corp. (CAD) (a) ...........................      5,737,227
     530,079  Kinder Morgan Management, LLC (a) (b) ............     43,053,016
     616,500  Kinder Morgan, Inc. (a) ..........................     23,414,670
     292,100  Pembina Pipeline Corp. (CAD) (a) .................      9,134,200
     594,450  Spectra Energy Corp. (a) .........................     18,172,337
     386,400  TransCanada Corp. (a) ............................     17,716,440
     281,900  Williams Cos., Inc................................      9,917,242
                                                                  -------------
                                                                    198,291,357
                                                                  -------------
              TOTAL COMMON STOCKS ..............................    419,555,911
              (Cost $390,288,163)                                 -------------

MASTER LIMITED PARTNERSHIPS - 32.9%

              GAS UTILITIES - 3.4%
     192,764  AmeriGas Partners, L.P. (a) ......................      9,059,908
     110,000  Suburban Propane Partners, L.P. (a) ..............      5,196,400
                                                                  -------------
                                                                     14,256,308
                                                                  -------------



                        See Notes to Financial Statements                 Page 5

FIRST TRUST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2013 (UNAUDITED)

  SHARES/
   UNITS                         DESCRIPTION                          VALUE
------------  --------------------------------------------------  --------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

              OIL, GAS & CONSUMABLE FUELS - 29.5%
      37,000  Access Midstream Partners, L.P. (a) ..............  $   1,591,740
      47,000  Alliance GP Holdings, L.P. (a) ...................      2,995,310
     139,715  Alliance Resource Partners, L.P. (a) .............     10,098,600
     192,200  El Paso Pipeline Partners, L.P. (a) ..............      7,897,498
     100,000  Energy Transfer Equity, L.P. (a) .................      5,716,000
     176,400  Energy Transfer Partners, L.P. (a) ...............      8,574,804
     145,600  Enterprise Products Partners, L.P. (a) ...........      8,647,184
      37,700  EQT Midstream Partners, L.P. (a) .................      1,842,022
     168,876  Holly Energy Partners, L.P. (a) ..................      6,072,781
     112,600  Magellan Midstream Partners, L.P. (a) ............      5,854,074
      80,400  MPLX, L.P. (a) ...................................      2,985,252
     105,239  Natural Resource Partners, L.P. (a) ..............      2,341,568
     103,472  NGL Energy Partners, L.P. (a) ....................      2,880,661
     154,200  ONEOK Partners, L.P. (a) .........................      7,981,392
     129,886  Plains All American Pipeline, L.P. (a) ...........      7,296,996
     235,500  Spectra Energy Partners, L.P. (a) ................      8,386,155
     205,095  TC Pipelines, L.P. (a) ...........................      8,935,989
     354,628  Teekay LNG Partners, L.P. (a) ....................     15,213,541
     190,362  TransMontaigne Partners, L.P. (a) ................      7,993,300
                                                                  -------------
                                                                    123,304,867
                                                                  -------------
              TOTAL MASTER LIMITED PARTNERSHIPS ................    137,561,175
              (Cost $113,163,653)                                 -------------

              TOTAL INVESTMENTS - 133.1% .......................    557,117,086
              (Cost $503,451,816) (c)                             -------------

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------  --------------------------------------------------  --------------
CALL OPTIONS WRITTEN - (0.4%)

              Centerpoint Energy, Inc. Call
         500  @ $25.00 due August 2013 .........................        (17,500)
                                                                  -------------
              Dominion Resources, Inc. Calls
       2,849  @  62.50 due June 2013 ...........................         (8,547)
         270  @  50.00 due July 2013 ...........................       (179,550)
         550  @  62.50 due July 2013 ...........................         (4,400)
                                                                  -------------
                                                                       (192,497)
                                                                  -------------
              Duke Energy Corp. Call
       1,000  @  72.50 due October 2013 ........................        (80,000)
                                                                  -------------
              Enbridge, Inc. Calls
         700  @  45.00 due July 2013 ...........................        (24,500)
         375  @  50.00 due January 2014 ........................         (8,625)
                                                                  -------------
                                                                        (33,125)
                                                                  -------------
              Exelon Corp. Calls
       2,786  @  39.00 due July 2013 ...........................         (8,358)
         600  @  40.00 due October 2013 ........................         (3,000)
                                                                  -------------
                                                                        (11,358)
                                                                  -------------


Page 6                  See Notes to Financial Statements

FIRST TRUST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2013 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------  --------------------------------------------------  --------------
CALL OPTIONS WRITTEN (CONTINUED)

              Kinder Morgan, Inc. Calls
       1,600  @ $40.00 due June 2013 ...........................  $     (19,200)
         500  @  40.00 due September 2013 ......................        (38,500)
       1,400  @  42.50 due September 2013 ......................        (32,200)
                                                                  -------------
                                                                        (89,900)
                                                                  -------------
              Nextera Energy, Inc. Calls
       2,125  @  75.00 due June 2013 ...........................       (467,500)
         908  @  82.50 due June 2013 ...........................         (1,816)
                                                                  -------------
                                                                       (469,316)
                                                                  -------------
              NiSource, Inc. Calls
       1,078  @  32.00 due June 2013 ...........................         (3,234)
         916  @  30.00 due July 2013 ...........................        (20,610)
       1,000  @  31.00 due July 2013 ...........................         (8,000)
                                                                  -------------
                                                                        (31,844)
                                                                  -------------
              Northeast Utilities Call
         900  @  45.00 due October 2013 ........................        (38,250)
                                                                  -------------
              Questar Corp. Calls
         554  @  25.00 due July 2013 ...........................        (22,160)
       1,874  @  26.00 due July 2013 ...........................        (28,110)
         500  @  26.00 due October 2013 ........................        (25,000)
         791  @  27.00 due October 2013 ........................        (19,775)
                                                                  -------------
                                                                        (95,045)
                                                                  -------------
              Southern (The) Co. Calls
       2,422  @  47.00 due August 2013 .........................        (44,807)
         995  @  49.00 due August 2013 .........................         (5,970)
                                                                  -------------
                                                                        (50,777)
                                                                  -------------
              Spectra Energy Corp. Calls
       1,006  @  29.00 due June 2013 ...........................       (173,535)
       1,000  @  30.00 due June 2013 ...........................       (120,000)
       1,350  @  31.00 due June 2013 ...........................        (47,250)
         767  @  33.00 due September 2013 ......................        (30,680)
         800  @  34.00 due September 2013 ......................        (20,000)
                                                                  -------------
                                                                       (391,465)
                                                                  -------------
              TransCanada Corp. Calls
         333  @  55.00 due August 2013 .........................         (3,330)
         400  @  50.00 due November 2013 .......................        (24,000)
                                                                  -------------
                                                                        (27,330)
                                                                  -------------
              Williams (The) Cos., Inc. Calls
         918  @  37.00 due June 2013 ...........................        (18,360)
         582  @  38.00 due June 2013 ...........................         (5,238)
         352  @  40.00 due July 2013 ...........................         (4,224)
         340  @  38.00 due August 2013 .........................        (20,400)
         620  @  39.00 due August 2013 .........................        (26,660)
                                                                  -------------
                                                                        (74,882)
                                                                  -------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2013 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------  --------------------------------------------------  --------------
CALL OPTIONS WRITTEN (CONTINUED)

              Wisconsin Energy Corp. Call
       1,000  @ $45.00 due October 2013 ........................  $     (32,500)
                                                                  -------------
              TOTAL CALL OPTIONS WRITTEN .......................     (1,635,789)
              (Premiums received $1,536,011)                      -------------

              OUTSTANDING LOAN - (34.9%) .......................   (145,900,000)
              NET OTHER ASSETS AND LIABILITIES - 2.2% ..........      9,095,409
                                                                  -------------
              NET ASSETS - 100.0% ..............................  $ 418,676,706
                                                                  =============

-----------------------------

(a) All or a portion of this security serves as collateral on the outstanding loan.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,377,131 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,711,861.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


OPEN SWAP AGREEMENT AT MAY 31, 2013:
                                                                                                  UNREALIZED
LONG TOTAL RETURN                                            NOTIONAL                           APPRECIATION/
   EQUITY SWAP          COUNTERPARTY       PAY RATE           AMOUNT        EXPIRATION DATE     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
                        Credit Suisse   1 month LIBOR +
Inter Pipeline Fund     International   40 basis points     $ 8,823,956        02/24/14          $ (587,712)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2013, is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       ASSETS TABLE
                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                          5/31/2013          PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Common Stocks*.......................................  $  419,555,911    $  419,555,911    $           --    $           --
Master Limited Partnerships*.........................     137,561,175       137,561,175                --                --
                                                       --------------    --------------    --------------    --------------
Total Investments....................................  $  557,117,086    $  557,117,086    $           --    $           --
                                                       ==============    ==============    ==============    ==============

                                                     LIABILITIES TABLE
                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                         5/31/2013           PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Call Options Written...........................        $   (1,635,789)   $   (1,635,789)   $           --    $           --
Total Return Equity Swap.......................              (587,712)               --          (587,712)               --
                                                       --------------    --------------    --------------    --------------
Total..........................................        $   (2,223,501)   $   (1,635,789)   $     (587,712)   $           --
                                                       ==============    ==============    ==============    ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at May 31, 2013.


Page 8                  See Notes to Financial Statements

FIRST TRUST ENERGY INFRASTRUCTURE FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2013 (UNAUDITED)

ASSETS:
Investments, at value
  (Cost $503,451,816)                                                                              $ 557,117,086
Cash                                                                                                   6,288,317
Cash segregated as collateral for open swaps                                                           2,700,000
Receivables:
    Dividends..................................................................................        1,500,646
    Interest...................................................................................              567
Prepaid expenses                                                                                          23,176
                                                                                                   -------------
    Total Assets...............................................................................      567,629,792
                                                                                                   -------------
LIABILITIES:
Outstanding loan                                                                                     145,900,000
Options written, at value (Premiums received $1,536,011)                                               1,635,789
Swap contracts                                                                                           587,712
Payables:
    Investment advisory fees...................................................................          501,715
    Interest and fees on loan..................................................................          100,402
    Investment securities purchased............................................................           85,722
    Administrative fees........................................................................           42,239
    Audit and tax fees.........................................................................           31,964
    Custodian fees.............................................................................           29,978
    Legal fees.................................................................................           16,065
    Printing fees..............................................................................            7,577
    Trustees' fees and expenses................................................................            6,385
    Transfer agent fees........................................................................            5,092
    Financial reporting fees...................................................................              771
Other liabilities                                                                                          1,675
                                                                                                   -------------
    Total Liabilities..........................................................................      148,953,086
                                                                                                   -------------
NET ASSETS                                                                                         $ 418,676,706
                                                                                                   =============

NET ASSETS CONSIST OF:
Paid-in capital                                                                                    $ 334,446,324
Par value                                                                                                175,502
Accumulated net investment income (loss)                                                              (4,641,541)
Accumulated net realized gain (loss) on investments, written options, swaps and foreign
  currency transactions                                                                               35,720,476

Net unrealized appreciation (depreciation) on investments, written options, swaps and
  foreign currency translation                                                                        52,975,945
                                                                                                   -------------
NET ASSETS                                                                                         $ 418,676,706
                                                                                                   =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)                               $       23.86
                                                                                                   =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)...        17,550,236
                                                                                                   =============


                        See Notes to Financial Statements                 Page 9

FIRST TRUST ENERGY INFRASTRUCTURE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $225,521).........................................    $   5,855,309
Interest.......................................................................................            3,333
                                                                                                   -------------
   Total investment income.....................................................................        5,858,642
                                                                                                   -------------
EXPENSES:
Investment advisory fees.......................................................................        2,788,593
Interest and fees on loan......................................................................          602,607
Administrative fees............................................................................          228,408
Printing fees..................................................................................           54,467
Audit and tax fees.............................................................................           25,664
Custodian fees.................................................................................           22,594
Legal fees.....................................................................................           20,673
Trustees' fees and expenses....................................................................           16,663
Transfer agent fees............................................................................           14,026
Financial reporting fees.......................................................................            4,625
Other..........................................................................................           24,480
                                                                                                   -------------
   Total expenses..............................................................................        3,802,800
                                                                                                   -------------
NET INVESTMENT INCOME (LOSS)...................................................................        2,055,842
                                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.................................................................................       33,708,351
   Written options (a).........................................................................        1,308,839
   Foreign currency transactions...............................................................         (34,592)
   Swap contracts..............................................................................          426,207
                                                                                                   -------------
Net realized gain (loss).......................................................................       35,408,805
                                                                                                   -------------
Net change in unrealized appreciation (depreciation) on:
   Investments.................................................................................       14,056,636
   Written options (a).........................................................................         (782,331)
   Foreign currency translation................................................................           (2,533)
   Swap contracts..............................................................................         (587,712)
                                                                                                   -------------
Net change in unrealized appreciation (depreciation)...........................................       12,684,060
                                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................       48,092,865
                                                                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................    $  50,148,707
                                                                                                   =============


---------------------------------------

(a)   Primary risk exposure is equity option contracts.


Page 10                 See Notes to Financial Statements

FIRST TRUST ENERGY INFRASTRUCTURE FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          SIX MONTHS
                                                                                            ENDED           PERIOD
                                                                                          5/31/2013         ENDED
                                                                                         (UNAUDITED)      11/30/2012
                                                                                        --------------  --------------
OPERATIONS:
Net investment income (loss).......................................................      $  2,055,842    $  4,785,848
Net realized gain (loss)...........................................................        35,408,805      36,621,810
Net increase from payment by the Sub-Advisor.......................................                --             104
Net change in unrealized appreciation (depreciation)...............................        12,684,060       5,198,386
                                                                                         ------------    ------------
Net increase (decrease) in net assets resulting from operations....................        50,148,707      46,606,148
                                                                                         ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................        (7,722,104)     (5,424,795)
Net realized gain..................................................................       (22,841,632)    (17,425,612)
Return of capital..................................................................                --              --
                                                                                         ------------    ------------
Total distributions to shareholders................................................       (30,563,736)   (22,850,407)
                                                                                         ------------    ------------
CAPITAL TRANSACTIONS:
Offering costs.....................................................................                --         103,795
                                                                                         ------------    ------------
Net increase (decrease) in net assets resulting from capital transactions..........                --         103,795
                                                                                         ------------    ------------
Total increase (decrease) in net assets............................................        19,584,971      23,859,536

NET ASSETS:
Beginning of period................................................................       399,091,735     375,232,199
                                                                                         ------------    ------------
End of period......................................................................      $418,676,706    $399,091,735
                                                                                         ============    ============
Accumulated net investment income (loss) at end of period..........................      $ (4,641,541)   $  1,024,721
                                                                                         ============    ============
COMMON SHARES:
Common Shares at end of period.....................................................        17,550,236      17,550,236
                                                                                         ============    ============


                        See Notes to Financial Statements                Page 11

FIRST TRUST ENERGY INFRASTRUCTURE FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2013 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations....................     $  50,148,707
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
   Purchases of investments........................................................      (216,814,071)
   Sales of investments............................................................       229,183,756
   Proceeds from written options...................................................         2,389,906
   Return of capital received from investment in MLPs..............................         3,711,470
   Net realized gain/loss on investments and options...............................       (35,017,190)
   Net change in unrealized appreciation/depreciation on investments and
     options.......................................................................       (13,274,305)
   Net change in unrealized appreciation/depreciation on swap contracts ...........           587,712
   Increase in cash segregated as collateral for open total return swaps ..........        (2,700,000)

CHANGES IN ASSETS AND LIABILITIES:
   Increase in interest receivable.................................................              (567)
   Decrease in dividends receivable (a)............................................           588,522
   Increase in prepaid expenses....................................................            (7,609)
   Decrease in interest and fees on loan payable...................................            (2,046)
   Increase in investment advisory fees payable....................................            64,660
   Decrease in audit and tax fees payable..........................................           (18,336)
   Increase in legal fees payable..................................................             3,609
   Decrease in printing fees payable...............................................           (17,408)
   Increase in administrative fees payable.........................................             7,015
   Increase in custodian fees payable..............................................            22,593
   Decrease in transfer agent fees payable.........................................            (1,357)
   Increase in Trustees' fees and expenses payable.................................               456
   Decrease in other liabilities...................................................            (3,058)
                                                                                        -------------
CASH PROVIDED BY OPERATING ACTIVITIES..............................................                     $  18,852,459
                                                                                                        -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Distributions to Common Shareholders from net realized gain...................       (22,841,632)
     Distributions to Common Shareholders from net investment income...............        (7,722,104)
     Proceeds from borrowing.......................................................        10,000,000
     Repayment of borrowing........................................................        (6,000,000)
                                                                                        -------------
CASH USED IN FINANCING ACTIVITIES..................................................                       (26,563,736)
                                                                                                        -------------
Decrease in cash...................................................................                        (7,711,277)
Cash at beginning of period........................................................                        13,999,594
                                                                                                        -------------
CASH AT END OF PERIOD..............................................................                     $   6,288,317
                                                                                                        =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees..................................                     $     604,653
                                                                                                        =============

--------------------------------------------------------------------

(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of ($2,533).


Page 12                 See Notes to Financial Statements

FIRST TRUST ENERGY INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         SIX MONTHS
                                                            ENDED           YEAR           PERIOD
                                                          5/31/2013         ENDED           ENDED
                                                         (UNAUDITED)     11/30/2012     11/30/2011 (a)
                                                        -------------   -------------   -------------
Net asset value, beginning of period .................    $   22.74       $   21.38       $   19.10 (b)
                                                          ---------       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .........................         0.12            0.27            0.05
Net realized and unrealized gain (loss) ..............         2.74            2.38            2.30
                                                          ---------       ---------       ---------
Total from investment operations .....................         2.86            2.65            2.35
                                                          ---------       ---------       ---------
Common Shares offering costs charged to paid-in
  capital ............................................           --            0.01           (0.04)
                                                          ---------       ---------       ---------
Capital reduction from issuance of Common Shares
  related to over allotment ..........................           --              --           (0.03)
                                                          ---------       ---------       ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ................................        (0.44)          (1.01)             --
Net realized gain ....................................        (1.30)          (0.29)             --
                                                          ---------       ---------       ---------
Total distributions to Common Shareholders ...........        (1.74)          (1.30)             --
                                                          ---------       ---------       ---------
Net asset value, end of period .......................    $   23.86       $   22.74       $   21.38
                                                          =========       =========       =========
Market value, end of period ..........................    $   23.08       $   21.34       $   19.82
                                                          =========       =========       =========
TOTAL RETURN BASED ON NET ASSET VALUE (c) ............        13.24%          13.08% (d)      11.94%
                                                          =========       =========       =========
TOTAL RETURN BASED ON MARKET VALUE (c) ...............        16.72%          14.47%          (0.90)%
                                                          =========       =========       =========
--------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................    $ 418,677       $ 399,092       $ 375,232
Ratio of total expenses to average net assets ........         1.84% (e)       1.82%           1.66% (e)
Ratio of total expenses to average net assets
  excluding interest expense and fees on loan ........         1.55% (e)       1.52%           1.48% (e)
Ratio of net investment income (loss) to average net
  assets .............................................         0.99% (e)       1.21%           1.49% (e)
Portfolio turnover rate ..............................           40%             46%              8%

INDEBTEDNESS:
Total loan outstanding (in 000's) ....................    $ 145,900       $ 141,900       $ 102,000
Asset coverage per $1,000 of indebtedness (f) ........    $   3,870       $   3,812       $   4,679

--------------------

(a) Initial seed date of August 18, 2011. The Fund commenced operations on September 27, 2011.

(b)   Net of sales load of $0.90 per Common Share on initial offering.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d) The Fund received a reimbursement from the Sub-Advisor in the amount of $104 in connection with a trade error. The reimbursement from the Sub-Advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(e)   Annualized.

(f) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding) and dividing by the outstanding loan balance in 000's.

                        See Notes to Financial Statements                Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Energy Infrastructure Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2011, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FIF on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to seek a high level of total return with an emphasis on current distributions paid to shareholders. The Fund seeks to achieve its objective by investing primarily in securities of companies engaged in the energy infrastructure sector. Energy infrastructure companies principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, Canadian income trusts and their successor companies (collectively, "Canadian Income Equities"), pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies"). For purposes of the Fund's investment objective, total return includes capital appreciation of, and all distributions received from, securities in which the Fund will invest, taking into account the varying tax characteristics of such securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

      Swaps are valued utilizing quotations provided by a third party pricing service.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2013 (UNAUDITED)

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of May 31, 2013, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"). The number of options the Fund can write (sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as "Net realized gain (loss) on written options" on the Statement of Operations.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2013 (UNAUDITED)

require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SWAP AGREEMENTS

The Fund may enter into swap agreements as a substitute for investing in certain securities. A swap is a financial instrument that typically involves the exchange of cash flows between two parties ("Counterparties") on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for payment of a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by the Counterparty, the Fund will seek withdrawal of this collateral and may incur certain costs exercising its right with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. A total return equity swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The Fund's maximum equity price risk to meet its future payments under swap agreements outstanding as of May 31, 2013, is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. The Fund entered into a Total Return Equity Swap agreement on January 22, 2013. The average volume of Total Return Equity Swaps was $6,770,563 for the period January 22, 2013, to May 31, 2013.

D. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded. For the six months ended May 31, 2013, distributions of $3,711,470 received from MLPs have been reclassified as return of capital.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest in connection with leverage, if any. Distributions of any long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2013 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended November 30, 2012, was as follows:


Distributions paid from:
Ordinary income...................................  $  22,850,407

As of November 30, 2012, the components of distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.....................  $  21,712,858
Undistributed capital gains.......................      1,606,644
                                                    -------------
Total undistributed earnings......................     23,319,502
Accumulated capital and other losses..............             --
Net unrealized appreciation (depreciation)........     40,467,156
                                                    -------------
Total accumulated earnings (losses)...............     63,786,658
Other   ..........................................        683,251
Paid-in capital...................................    334,621,826
                                                    -------------
Net assets........................................  $ 399,091,735
                                                    =============

F. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

At November 30, 2012, the Fund had no capital loss carryforward for federal income tax purposes.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011 and 2012 remain open to federal and state audit. As of November 30, 2012, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

G. EXPENSES:

The Fund will pay all expenses directly related to its operations.

H. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.

I. ORGANIZATION AND OFFERING COSTS:

Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust paid all organization expenses. The Fund's Common Share offering costs of $690,000 were recorded as a reduction of the proceeds from the sale of Common Shares during the period ended November 30, 2011. During the fiscal year ended November 30, 2012, it was determined that actual offering costs were less than the estimated offering costs by $103,795. Therefore, paid-in capital was increased by that amount during the fiscal year ended November 30, 2012, as reflected in the offering costs line item on the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2013 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

EIP serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid by First Trust out of its investment advisory fee.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of the Sub-Advisor and EIP Partners, LLC, an affiliate of the Sub-Advisor. In addition, as of November 29, 2012, FTCP, through a wholly-owned subsidiary, purchased a preferred interest in the Sub-Advisor. The preferred interest is non-voting and does not share in the profits or losses of the Sub-Advisor. The Sub-Advisor may buy back any or all of FTCP's preferred interest at any time and FTCP may sell back to the Sub-Advisor up to 50% of its preferred interest on or after July 29, 2014, and any or all of its preferred interest after November 29, 2015.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013, before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended May 31, 2013, were $216,511,630 and $227,307,258, respectively.

Written option activity for the Fund was as follows:

                                                     NUMBER
                                                       OF
WRITTEN OPTIONS                                     CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at November 30, 2012..........     35,234    $  1,576,846
Options Written...................................     54,218       2,389,906
Options Expired...................................    (27,474)     (1,308,839)
Options Exercised.................................    (25,317)     (1,121,902)
Options Closed....................................         --              --
                                                    ---------    ------------
Options outstanding at May 31, 2013...............    36,661     $  1,536,011
                                                    =========    ============


                                 5. BORROWINGS

The Fund has a committed facility agreement with The Bank of Nova Scotia ("Scotia") that has a maximum commitment amount of $165,000,000. The borrowing rate under the facility is equal to the 1-month LIBOR plus 65 basis points. In addition, under the facility, the Fund pays a commitment fee of 0.20% on the undrawn amount of such facility. The average amount outstanding for the six months ended

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2013 (UNAUDITED)

May 31, 2013, was $143,954,945 with a weighted average interest rate of 0.81%. As of May 31, 2013, the Fund had outstanding borrowings of $145,900,000 under this committed facility agreement. The high and low annual interest rates for the six months ended May 31, 2013, were 0.87% and 0.79%, respectively. The interest rate at May 31, 2013, was 0.79%.

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                         7. INDUSTRY CONCENTRATION RISK

The Fund invests at least 80% of its Managed Assets in securities issued by Energy Infrastructure Companies. Given this industry concentration, the Fund is more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Energy Infrastructure Company issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On June 20, 2013, the Fund declared a dividend of $0.11 per share to Common Shareholders of record on July 3, 2013, payable July 15, 2013.

On July 22, 2013, the Fund declared a dividend of $0.11 per share to Common Shareholders of record on August 5, 2013, payable August 15, 2013.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2013 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2013 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust Energy Infrastructure Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund and First Trust High Income Long/Short Fund was held on April 17, 2013 (the "Annual Meeting"). At the Annual Meeting, James A. Bowen and Niel B. Nielson were elected by the Common Shareholders of the First Trust Energy Infrastructure Fund as Class III Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2016. The number of votes cast in favor of Mr. Bowen was 15,612,801, the number of votes against was 221,307 and the number of abstentions was 1,716,128. The number of votes cast in favor of Mr. Nielson was 15,615,777, the number of votes against was 218,331 and the number of abstentions was 1,716,128. Richard E. Erickson, Thomas R. Kadlec and Robert F. Keith are the other current and continuing Trustees.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

CURRENCY RISK: The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions.

MLP RISK: An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2013 (UNAUDITED)


companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

QUALIFIED DIVIDEND INCOME TAX RISK: There can be no assurance as to what portion of the distributions paid to the Fund's Common Shareholders will consist of tax-advantaged qualified dividend income. Certain distributions designated by the Fund as derived from qualified dividend income will be taxed in the hands of non-corporate Common Shareholders at the rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied by both the Fund and the Common Shareholders. Additional requirements apply in determining whether distributions by foreign issuers should be regarded as qualified dividend income. Certain investment strategies of the Fund will limit the Fund's ability to meet these requirements and consequently will limit the amount of qualified dividend income received and distributed by the Fund. A change in the favorable provisions of the federal tax laws with respect to qualified dividends may result in a widespread reduction in announced dividends and may adversely impact the valuation of the shares of dividend-paying companies.

RESTRICTED SECURITIES RISK: The Fund may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Fund would, in either case, bear market risks during that period.

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





                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1)  Not applicable.

   (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 First Trust Energy Infrastructure Fund
                ----------------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  July 23, 2013
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  July 23, 2013
     ---------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer, Chief Financial
                                Officer and Chief Accounting Officer
                                (principal financial officer)

Date  July 23, 2013
     ---------------------

* Print the name and title of each signing officer under his or her signature.